Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Carrying Amount, Fair Value, and Placement in Fair Value Hierarchy of Company's Financial Instruments, Excluding Financial Instruments, which the Carrying Amount Approximates Fair Value

The following presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments as of December 31, 2017 and December 31, 2016. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization. For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings deposits, the carrying amount is a reasonable estimate of fair value due to these products having no stated maturity.

			Fair Value Measurements
(dollars in thousands)	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2017
Financial Instruments—Assets
Net Loans	$421,418	$417,229	$0	$416,426	$803

Financial Instruments – Liabilities
Time Deposits	147,725	144,656	0	144,656	0

December 31, 2016
Financial Instruments—Assets
Net Loans	$408,548	$405,876	$—	$405,410	$466

Financial Instruments – Liabilities
Time Deposits	167,355	165,257	—	165,257	—

Schedule of Assets Recorded at Fair Value on Recurring Basis

Assets Recorded at Fair Value on a Recurring Basis

(dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2017
Investment securities available for sale
Mortgage-backed securities	$28,154	$0	$28,154	$0
Corporate securities	2,936	0	2,936	0
State and municipal securities	19,585	0	19,585	0

Total assets at fair value	$50,675	$0	$50,675	$0

December 31, 2016
Investment securities available for sale
Government sponsored enterprises	$2,209	$—	$2,209	$—
Mortgage-backed securities	35,202	—	35,202	—
Corporate securities	2,974	—	2,974	—
State and municipal securities	22,155	—	22,155	—

Total assets at fair value	$62,540	$—	$62,540	$—

Schedule of Assets Recorded at Fair Value on Nonrecurring Basis

Assets measured at fair value on a nonrecurring basis are included in the table below.

(dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2017
Impaired loans	$803	$0	$0	$803
Foreclosed assets	0	0	0	0

Total assets at fair value	$803	$0	$0	$803

Assets Recorded at Fair Value on a Nonrecurring Basis, continued

(dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2016
Impaired loans	$466	$—	$—	$466
Foreclosed assets	70	—	—	70

Total assets at fair value	$536	$—	$—	$536

Schedule of Assets Recorded at Fair Value on Recurring and Nonrecurring Basis

For Level 3 assets measured at fair value on a recurring or non-recurring basis as of December 31, 2017 and 2016, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at December 31, 2017	Fair Value at December 31, 2016	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Impaired Loans	$803	$466	Appraised Value/Discounted Cash Flows/Market Value of Note	Discounts to reflect current market conditions, ultimate collectability, and estimated costs to sell	0 – 10%

Other Real Estate Owned	$0	$70	Appraised Value/Comparable Sales/Other Estimates from Independent Sources	Discounts to reflect current market conditions and estimated costs to sell	0 – 10%